Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 514	$ 170,960	$ 265,649	$ 257,950
Prepaid expenses and other current assets	31,397	28,151
Amounts due from subsidiaries	66
Total current assets	69,215	236,424
TOTAL ASSETS	389,968	417,500
Current liabilities:
Accrued expenses and other current liabilities	45,002	24,199
Total current liabilities	95,574	84,937
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	35,578	48,068
Retained earnings	65,645	76,953
Total equity	268,333	293,628
TOTAL LIABILITIES AND EQUITY	389,968	417,500
Parent Company
Current assets:
Cash and cash equivalents	1		1	1
Prepaid expenses and other current assets	2,869
Amounts due from subsidiaries	125,662	107,023
Total current assets	128,532	107,023
Investment in subsidiaries	142,058	188,652
TOTAL ASSETS	270,590	295,675
Current liabilities:
Accrued expenses and other current liabilities	2,257	2,047
Total current liabilities	2,257	2,047
Equity:
Ordinary shares ($0.00002 par value; 50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	35,578	48,068
Retained earnings	87,903	100,708
Total equity	268,333	293,628	$ 314,079	$ 306,284
TOTAL LIABILITIES AND EQUITY	$ 270,590	$ 295,675